Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2018 and 2017 (1)

	Unrealized Gains and Losses on Available-for-Sale Securities

	2018	2017
Accumulated other comprehensive income (loss), beginning of period	$(47)	$2
Other comprehensive gain (loss) before reclassifications	(26)	(49)
Less amount reclassified from accumulated other comprehensive loss (2)	-	-
Net current-period other comprehensive income (loss)	(26)	(49)
Accumulated other comprehensive income (loss), end of period	$(73)	$(47)

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There were no amounts reclassified out of other comprehensive income for year ended December 31, 2018 and December 31, 2017.